Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Financial Information for an Accumulation Unit of the Account
Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years ended December 31,
	2021	2020	2019	2018	2017
Per Accumulation Unit Data:
Rental income	$22.672	$21.145	$18.165	$17.757	$17.132
Real estate property level expenses and taxes	10.731	10.067	8.734	8.548	7.722
Real estate income, net	11.941	11.078	9.431	9.209	9.410
Other income	5.474	4.980	6.752	6.162	4.762
Total income	17.415	16.058	16.183	15.371	14.172
Expense charges(1)	3.987	3.562	3.439	3.161	3.318
Investment income, net	13.428	12.496	12.744	12.210	10.854
Net realized and unrealized gain (loss) on investments and loans payable	64.615	(16.196)	10.262	6.877	5.839
Net increase (decrease) in Accumulation Unit Value	78.043	(3.700)	23.006	19.087	16.693
Accumulation Unit Value:
Beginning of period	$436.722	$440.422	$417.416	$398.329	$381.636
End of period	$514.765	$436.722	$440.422	$417.416	$398.329

	Years ended December 31,
	2021	2020	2019	2018	2017
Total return	17.87%	(0.84)%	5.51%	4.79%	4.37%
Ratios to Average net Assets:
Expenses(1)	0.84%	0.81%	0.78%	0.76%	0.83%
Investment income, net	2.82%	2.85%	2.90%	2.95%	2.72%
Portfolio turnover rate:
Real estate properties(2)	7.6%	7.1%	7.8%	11.8%	2.7%
Marketable securities(3)	—%	113.4%	28.7%	5.1%	5.7%
Accumulation Units outstanding at end of period (millions):	53.4	52.0	60.8	60.7	61.3
Net assets end of period (millions)	$28,072.0	$23,243.9	$27,307.9	$25,842.6	$24,942.6
(1)Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account level expenses and exclude real estate property level expenses which are included in real estate income, net.
(2)Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and Funds investments) by the average value of the portfolio of real estate investments held during the period.
(3)Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.